RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands	2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 12, 2025 USD ($) vessel	Jun. 30, 2026 USD ($) carrier	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Feb. 28, 2025 USD ($) vessel
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term		$ 45,000		$ 45,000
Interest income – long-term loans to associated companies		2,263	$ 2,263
Interest and valuation gain/(loss) on non-designated derivatives		300	300
River Box Holding Inc. ("River Box")
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term		45,000
Interest income – long-term loans to associated companies		2,300	2,300
Golden Ocean
Related Party Transaction [Line Items]
Purchase options exercised, number of leased vessels | vessel					8
Purchase options exercised, aggregate amount					$ 114,100
Related Party
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term		45,000		45,000
Related Party | River Box Holding Inc. ("River Box")
Related Party Transaction [Line Items]
Loans to related parties - associated companies, long-term		45,000		45,000
Related Party | Golden Ocean
Related Party Transaction [Line Items]
Number of leased vessels | vessel	8
Lease income	$ 10,700
Vessel management fees	$ 4,000
Related Party | Northern Ocean
Related Party Transaction [Line Items]
Lease income		600	1,700
Related Party | Northern Ocean
Related Party Transaction [Line Items]
Origination of notes receivable from related parties				$ 2,100
Notes receivables from related parties, interest rate				12.00%
Notes receivables from related parties, term				1 year
Interest income, operating		$ 100	$ 0
Related Party | Frontline
Related Party Transaction [Line Items]
Management fee, percentage		1.25%
Number of suezmax tankers operating in the spot market for which company pays management fee | carrier		2
Loans and leases receivable, related parties		$ 5,300